Other Information (Tables)	12 Months Ended
Dec. 31, 2019
Other Information
Schedule of Expected Future Lease Income

The future expected leasing income as of December 31, 2019 is as follows:

in EUR thousands	2019	2018	2019	2018	2019	2018
	≤ 1 year		1 year to 5 years		> 5 years
Finance lease BF-RhodoLED® interest income	24	19	9	11	0	0
Finance lease BF-RhodoLED® sales	160	121	57	72	0	0